Notes Payable and Other Debt - Details of Long-term Debt (Parenthetical) (FY) (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 30, 2022	Mar. 31, 2025 USD ($) Facility	Dec. 31, 2024 USD ($) Facility	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Unamortized discounts on bonds | $		$ 105	$ 107	$ 113
Coosa Valley Health Care
Debt Instrument [Line Items]
Prepayment penalties capped percentage		5.00%	5.00%
Prepayment penalties percentage capped thereafter		1.00%	1.00%
Default interest rate		5.00%	5.00%
Prepayment penalties capped percentage in second year		4.00%	4.00%
KeyBank
Debt Instrument [Line Items]
Debt instrument maturity date start range	Aug. 25, 2023
Debt instrument maturity date end range	Aug. 25, 2025
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Number of skilled nursing facilities		7	7
Percentage of debt insured		100.00%	100.00%
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Number of skilled nursing facilities		2	2
Annual renewal fee for the USDA guarantee (as a percent)		0.25%	0.25%
Debt Instrument Prepayment Penalties Percentage		1.00%	1.00%
Prepayment penalties capped percentage		1.00%	1.00%
Prepayment penalties percentage capped, period		10 years	10 years
Prepayment penalties percentage capped thereafter		0.00%	0.00%
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Number of skilled nursing facilities		1	1
Percentage of debt insured		75.00%	75.00%
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.10%	0.10%
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.34%	0.34%
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured		70.00%	70.00%
Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)		0.16%	0.16%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured		80.00%	80.00%